Deferred Tax Assets and Deferred Tax Liabilities (Details 1) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Deferred Tax Assets and Deferred Tax Liabilities/Income Taxes [Abstract]
Deferred tax assets, current	$ 69,864
Deferred tax assets, non-current		23,974
Deferred tax liabilities, current		$ 35,273